CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 8,741,703	$ 5,665,858
Restricted cash	1,850,999	125,560
Accounts receivable, net	36,167,136	11,160,959
Due from related parties	587,108	0
Inventory	20,314,090	16,541,999
Advance to supplier	7,233,371	1,178,532
Prepaid expenses	391,537	1,324,251
Assets held for sale	1,634,274	0
Other current assets	2,204,934	669,134
Current assets of discontinued operations	0	5,806,884
Total Current Assets	79,125,152	42,473,177
Property, plant, and equipment, net	12,355,946	4,287,372
Construction-in-progress	0	6,732,189
Other assets	727,535	10,394,246
Intangible assets, net	10,651,844	0
Non-current assets of discontinued operations	0	2,042,168
Total Assets	102,860,477	65,929,152
Liabilities and Equity
Short-term loan	14,413,480	2,631,364
Accounts payable	1,833,190	197,012
Note payables	1,588,840	0
Advance from customers	8,488,272	6,451,782
Accrued expenses	1,149,205	1,291,227
Preferred stock dividends payable	219,721	238,620
Due to related parties	5,445,115	0
Other current liabilities	583,196	23,779
Current liabilities of discontinued operations	0	11,654,915
Total Current Liabilities	33,721,019	22,488,699
Equity
Series A convertible preferred stock, $.001 par value, 10,000,000 shares authorized, 1,997,467 and 2,106,088 shares outstanding, respectively	1,997	2,106
Common stock, $.001 par value; 75,000,000 shares authorized, 10,564,774 and 10,349,774 shares issued and outstanding, respectively	10,565	10,350
Additional paid-in capital	20,367,138	18,770,230
Other comprehensive income	4,831,353	2,272,633
Retained earnings	43,491,465	22,385,134
Total Stockholders' Equity	68,702,518	43,440,453
Noncontrolling Interests	436,940	0
Total Equity	69,139,458	43,440,453
Total Liabilities and Equity	$ 102,860,477	$ 65,929,152